Business Combinations (Details Narrative) (10-K) - USD ($)							1 Months Ended	12 Months Ended
	Sep. 06, 2017	Aug. 08, 2017	Aug. 07, 2017	Aug. 04, 2017	Mar. 30, 2017	Mar. 23, 2017	Mar. 15, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018	Mar. 20, 2018
Common stock, par value								$ 0.001	$ 0.001	$ 0.001
Common shares issued for cash							$ 824,000	$ 824,000	$ 50,000
Shares issued price per share											$ 0.14
Initial down payment under the joint venture agreement					$ 250,000
Impairment of goodwill								$ 1,440,961
Vyripharm Enterprises, LLC [Member]
Initial down payment under the joint venture agreement			$ 250,000
Contractual Joint Venture Agreement [Member]
Joint venture investment						$ 5,000,000
Contractual Joint Venture Agreement [Member] | Vyripharm Enterprises, LLC [Member]
Joint venture initial term						5 years
Description of joint venture investment						The Company agreed to contribute a total of $5,000,000 on the basis of $1,000,000 per year for each of the first five (5) years of the Initial Term.
Chad Sykes [Member]
Common stock returned by Chief Cultivation Officer in anticipation of merger (in shares)		2,500,000
Alamo CBD, LLC [Member]
Number of shares exchanged				7,584,008
Additional contribution to members by newly-issued shares of common stock				$ 8,500,000
Common stock, par value				$ 0.001
Additional cash payment by newly-issued shares of common stock				$ 2,500,000
Common shares issued for cash	$ 7,584,008
Fair value of goodwill	$ 1,440,961
Shares issued price per share	$ 0.19